Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
DEFERRED TAX (Details) - Narrative [Line Items]
Tax expense	£ 1,904	£ 1,494	[1]	£ 1,985	[1]
Income taxes paid in respect of current year profits	1,575
Tax refunded	200	970		0
Tax paid	2,305	1,305		£ 1,437
Deferred tax assets	£ 3,990	£ 5,005
Percentage of tax loss asset expected to be recovered	85.00%
Channel Islands
DEFERRED TAX (Details) - Narrative [Line Items]
Tax expense	£ 5
Legal proceedings contingent liability
DEFERRED TAX (Details) - Narrative [Line Items]
Tax paid	730
Increase in current tax liability	980
Increase in deferred tax asset	£ 270
UK corporation tax:
DEFERRED TAX (Details) - Narrative [Line Items]
Applicable tax rate (in percent)	25.00%	25.00%		23.50%
Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	£ 5,734	£ 6,900		£ 7,409
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	4,249	4,650		£ 4,783
Recognised in respect of future tax benefit
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	0	104
UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	132	143
Unused tax credits for which no deferred tax asset recognised	526
Trading losses | 20 years
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards subject to expiration	£ 52	58
Deferred tax assets, expiration term	20 years
Trading losses | Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	£ 2	£ 8

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.